Bonds Payable	12 Months Ended
Dec. 31, 2021
Bonds Payable [Abstract]
BONDS PAYABLE

14. BONDS PAYABLE

	December 31, 2020	December 31, 2021
Bonds payable
Third-party investors	$29,915	$—
Total	$29,915	$—

Long – term bonds payable
Huzhou Saiyuan Equity Investment Partnership (L.P.) (“Huzhou Saiyuan”)	$73,147	$73,147
Total	$73,147	$73,147

Convertible Bonds issued to Huzhou Saiyuan

On December 29, 2018, MPS signed an agreement with Huzhou Saiyuan, an entity established by the local government, to issue convertible bonds to Huzhou Saiyuan for a total consideration of $87,776 (RMB600 million), of which $29,259 (RMB200 million) was converted from the existing non-interest-bearing loan with Huzhou Saiyuan as of December 31, 2018. The Company pledged its 12.39% equity holding over MPS to Huzhou Saiyuan to facilitate the issuance of convertible bonds. Besides the previous converted bond of $29,259 (RMB200 million), Huzhou Saiyuan further subscribed for $14,629 (RMB100 million) on January 9, 2019 and $29,259 (RMB200 million) on February 1, 2019, respectively.

If the subscribed bonds are not repaid by the maturity date, Huzhou Saiyuan has the right to dispose of the equity interests pledged by the Company in proportion to the amount of matured bonds, or convert the bond to the equity interests of MPS within 60 days after the maturity date. If Huzhou Saiyuan decides to convert the bonds to equity interests of MPS, the equity interests pledged would be released and the convertible bonds should be converted to the equity interest of MPS based on the entity value of MPS at $950,000.

On September 28, 2020, MPS signed a supplemental agreement for extension on repayment of convertible bonds to Huzhou Saiyuan, and the terms on repayments and interests are as follows:

Issuance Date	Subscribed Amount	Maturity Date	Repayment Amount	Annual Interest Rate
February 1, 2019	$29,259 (RMB200 million)	June 30, 2023	$29,259 (RMB200 million)	3%~4%
December 31, 2018	$29,259 (RMB200 million)	April 28, 2024	$14,629 (RMB100 million)	0%~4%
		July 11, 2024	$7,315 (RMB50 million)	0%~4%
		October 1, 2024	$7,315 (RMB50 million)	0%~4%
January 1, 2020	$14,629 (RMB100 million)	April 13, 2026	$14,629 (RMB100 million)	3%~4%

An additional one-year extension could be granted to the Group if the Group submits a written application before the extended maturity date.

Bonds payable are carried at amortized cost and accrued interests are recorded in accrued expenses and other current liabilities. See Note 10. As of December 31, 2021, the outstanding balance of the convertible bonds to Huzhou Saiyuan totaled at $73,147 (RMB500 million).

Convertible Bonds issued to third-party investors

On November 2, 2018, MPS signed a convertible bond agreement with CL Investors, through which the CL Investors agreed to provide a non-interest bearing loan in an aggregate amount of $58,516 (RMB400 million) or up to $73,147 (RMB500 million) to MPS, and the CL Investors could convert the bonds into a number of Series D2 preferred shares of the Company (the “Series D2 Preferred”) once approvals from the PRC and US government were obtained. As of December 31, 2020, $29,915 (RMB204.5 million) was subscribed by the CL Investors.

On July 23, 2021, upon the completion of the Merger between Microvast, Inc. and Tuscan, the convertible bonds were settled and converted into 6,719,845 shares of Common Stock of the combined company. Refer to Note 3.

Convertible Notes at Fair Value (the “Bridge Notes”)

On January 4, 2021, the Company entered into a note purchase agreement to issue $57,500 convertible promissory notes to certain investors, fully due and payable on the third anniversary of the initial closing date. The notes bore no interest, provided, however, if a liquidity event (“Liquidity Event”) had not occurred prior to June 30, 2022, an interest rate of 6% would be applied retrospectively from the date of initial closing. The conversion of the Bridge Notes were contingent upon the occurrence of a PIPE financing, a Liquidity Event or a new financing after June 30, 2022 but before the maturity date (“Next Financing”). The first tranche and second tranche of the Bridge Notes were issued in January 2021 and February 2021 at amounts of $25,000 and $32,500, respectively. A discounted rate of 80% or 90% was required to be applied upon conversion, depending on the circumstances of PIPE financing, Liquidity Event or Next Financing.

The fair value option was elected for the measurement of the Bridge Notes. Changes in fair value at a loss of $9,861 was recorded in the consolidated statements of operations for the year ended December 31, 2021.

On July 23, 2021, upon the completion of the Merger between Microvast, Inc. and Tuscan, the Bridge Notes were converted into 6,736,106 shares of Common Stock of the combined company as disclosed in Note 3.